Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of ESOP shares

	2013	2012

Allocated shares	$55,515	49,668
Shares committed for allocation	3,680	3,624
Unearned shares	28,758	32,438

Total ESOP shares	87,953	85,730

Fair value of unearned shares at December 31	$562,219	$562,799